Consolidated Statements of Operations - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 56,053		$ 42,257		$ 307,421		$ 1,342,653
Cost of revenue	45,659		32,768		220,765		1,187,180
Gross profit	10,394		9,489		86,656		155,473
Operating expenses:
General and administrative, related parties	240,000		240,000		960,000		960,000
General and administrative, other	431,802		700,318		2,098,483		2,659,155
Total operating expenses	671,802		940,318		3,058,483		3,619,155
Loss from continuing operations	(661,408)		(930,829)		(2,971,827)		(3,463,682)
Other (income) expenses:
Interest expense	1,792,032		738,101		4,205,938		4,014,997
Loss (gain) on change in fair value of derivatives	30,273		(111,759)		1,621,028		(1,005,585)
Gain on litigation settlement							(271,360)
Gain on sale of building to a related party					(86,250)
Total Other Expenses	1,822,305		626,342		5,740,716		2,738,052
Loss from continuing operations before income taxes	(2,483,713)		(1,557,171)		(8,712,543)		(6,201,734)
Income tax provision
Net loss from continuing operations	(2,483,713)		(1,557,171)		(8,712,543)		(6,201,734)
Discontinued Operations:
Income from discontinued operations, net of tax							3,573
Net loss	$ (2,483,713)		$ (1,557,171)		$ (8,712,543)		$ (6,198,161)
Loss from continuing operations per share of common stock basic	$ (0.80)	[1]	$ (1.02)	[1]	$ (4.44)	[2]	$ (4.89)	[2]
Loss from continuing operations per share of common stock fully diluted	(0.80)	[1]	(1.02)	[1]	(4.44)	[2]	(4.89)	[2]
Income from discontinued operations per share of common stock basic	0.00	[1]	0.00	[1]	0.00	[2]	0.00	[2]
Income from discontinued operations per share of common stock fully diluted	0.00	[1]	0.00	[1]	0.00	[2]	0.00	[2]
Loss per share fully basic	(0.80)	[1]	(1.02)	[1]	(4.44)	[2]	(4.88)	[2]
Loss per share fully diluted	$ (0.80)	[1]	$ (1.02)	[1]	$ (4.44)	[2]	$ (4.88)	[2]
Weighted average shares outstanding basic	3,115,063	[1]	1,521,801	[1]	1,960,377	[2]	1,269,152	[2]
Weighted average shares outstanding diluted	3,115,063	[1]	1,521,801	[1]	1,960,377	[2]	1,269,152	[2]

[1]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.
[2]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.